Operating Lease Commitments - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease commitment [line items]
Future minimum rentals payable	₽ 60,911
Operating property and land leases [member]
Disclosure of operating lease commitment [line items]
Property and land lease expenses	1,877	₽ 1,875
Land leases to explore or use of mineral deposits and other facilities [member]
Disclosure of operating lease commitment [line items]
Future minimum rentals payable	₽ 53,398	₽ 50,834
Bottom of range [member] | Operating property and land leases [member]
Disclosure of operating lease commitment [line items]
Lease term	2019
Top of range [member] | Operating property and land leases [member]
Disclosure of operating lease commitment [line items]
Lease term	2067